Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Peter Zaffino(1) ($)	Summary Compensation Table Total for Brian Duperreault(1) ($)	Compensation Actually Paid to Peter Zaffino(1),(2),(3) ($)	Compensation Actually Paid to Brian Duperreault (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Accident Year Combined Ratio, as adjusted*(5) (%)
Year							TSR ($)	Peer Group TSR ($)

2025	32,460,049	—	67,983,800	—	6,915,060	8,606,869	253.09	234.32	3,097	88.3
2024	24,638,373	—	33,931,497	—	6,493,761	6,722,095	210.84	212.86	(926)	88.2
2023	24,617,936	—	38,715,733	—	8,096,539	6,186,239	192.10	157.12	3,878	87.7
2022	75,314,199	—	90,844,101	—	9,077,342	12,293,363	175.08	141.79	11,273	88.7
2021	21,905,220	13,969,537	52,445,392	45,269,700	10,476,911	20,741,560	153.92	119.28	10,906	91.0

Company Selected Measure Name			AYCR, as adjusted*
Named Executive Officers, Footnote			Peter Zaffino has been our PEO since March 2021. Brian Duperreault was our PEO prior to March 2021. Our other NEOs consisted of: Keith Walsh (2024, 2025), Jonathan Hancock (2024, 2025), Claude Wade (2023, 2024, 2025), Rose Marie Glazer (2025), Charles Fry (2024), Sabra Purtill (2023, 2024), Kevin Hogan (2021, 2022, 2023), Shane Fitzsimons (2022, 2023), Lucy Fato (2021, 2022, 2023), Mark Lyons (2021, 2023), David McElroy (2021, 2022, 2023), Doug Dachille (2021).
Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the S&P 500 Property & Casualty Insurance Index (S&P 500 Property & Casualty Insurance Index), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in AIG's Annual Report on Form 10-K for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the last listed year, in the Company and in the S&P 500 Property & Casualty Insurance Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column reflect the amounts from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Year	Summary Compensation Table Total for Peter Zaffino ($)	Exclusion of Stock Awards and Option Awards for Peter Zaffino ($)	Inclusion of Equity Values for Peter Zaffino ($)	Compensation Actually Paid to Peter Zaffino ($)

2025	32,460,049	(18,459,849)	53,983,600	67,983,800

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	6,915,060	(2,571,801)	4,263,610	8,606,869
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. Please note that any columns included in the calculation of Compensation Actually Paid that contain a “0” did not have an amount in that category for that year.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Zaffino ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Zaffino ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Zaffino ($)	Total - Inclusion of Equity Values for Peter Zaffino ($)

2025	20,941,570	32,134,363	0	907,667	0	53,983,600

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,931,361	1,239,149	0	93,100	0	4,263,610

Non-PEO NEO Average Total Compensation Amount			$ 6,915,060	$ 6,493,761	$ 8,096,539	$ 9,077,342	$ 10,476,911
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,606,869	6,722,095	6,186,239	12,293,363	20,741,560
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column reflect the amounts from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Year	Summary Compensation Table Total for Peter Zaffino ($)	Exclusion of Stock Awards and Option Awards for Peter Zaffino ($)	Inclusion of Equity Values for Peter Zaffino ($)	Compensation Actually Paid to Peter Zaffino ($)

2025	32,460,049	(18,459,849)	53,983,600	67,983,800

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	6,915,060	(2,571,801)	4,263,610	8,606,869
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. Please note that any columns included in the calculation of Compensation Actually Paid that contain a “0” did not have an amount in that category for that year.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Zaffino ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Peter Zaffino ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Zaffino ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Zaffino ($)	Total - Inclusion of Equity Values for Peter Zaffino ($)

2025	20,941,570	32,134,363	0	907,667	0	53,983,600

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,931,361	1,239,149	0	93,100	0	4,263,610

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Financial Performance Measures
The following charts set forth the relationship between Compensation Actually Paid (CAP) to our PEO, the Average CAP to our
Non-PEO NEOs, with the following three measures of financial performance, against the five most recently completed fiscal years:
■the cumulative TSR for the Company and the Peer Group
■our Net Income
■our Company-selected measure, AYCR, as adjusted*

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Financial Performance Measures
The following charts set forth the relationship between Compensation Actually Paid (CAP) to our PEO, the Average CAP to our
Non-PEO NEOs, with the following three measures of financial performance, against the five most recently completed fiscal years:
■the cumulative TSR for the Company and the Peer Group
■our Net Income
■our Company-selected measure, AYCR, as adjusted*

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Financial Performance Measures
The following charts set forth the relationship between Compensation Actually Paid (CAP) to our PEO, the Average CAP to our
Non-PEO NEOs, with the following three measures of financial performance, against the five most recently completed fiscal years:
■the cumulative TSR for the Company and the Peer Group
■our Net Income
■our Company-selected measure, AYCR, as adjusted*

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Financial Performance Measures
The following charts set forth the relationship between Compensation Actually Paid (CAP) to our PEO, the Average CAP to our
Non-PEO NEOs, with the following three measures of financial performance, against the five most recently completed fiscal years:
■the cumulative TSR for the Company and the Peer Group
■our Net Income
■our Company-selected measure, AYCR, as adjusted*

Tabular List, Table

Accident Year Combined Ratio, as adjusted*	Calendar Year Combined Ratio	Diluted Adjusted After-tax Income Attributable to AIG Common Shareholders Per Share*	Core Operating Return on Equity*	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 253.09	210.84	192.10	175.08	153.92
Peer Group Total Shareholder Return Amount			234.32	212.86	157.12	141.79	119.28
Net Income (Loss)			$ 3,097,000,000	$ (926,000,000)	$ 3,878,000,000	$ 11,273,000,000	$ 10,906,000,000
Company Selected Measure Amount			88.3	88.2	87.7	88.7	91.0
PEO Name	Brian Duperreault	Peter Zaffino	Peter Zaffino	Peter Zaffino	Peter Zaffino	Peter Zaffino
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below. We make adjustments to U.S. GAAP financial measures for purposes of this performance metric. See Appendix A for an explanation of how this metric is calculated from our audited financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name			Accident Year Combined Ratio, as adjusted*
Non-GAAP Measure Description			We determined AYCR, as adjusted* to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. We make adjustments to U.S. GAAP financial measures for purposes of this performance metric. See Appendix A for an explanation of how this metric is calculated from our audited financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name			Calendar Year Combined Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Diluted Adjusted After-tax Income Attributable to AIG Common Shareholders Per Share*
Measure:: 4
Pay vs Performance Disclosure
Name			Core Operating Return on Equity*
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Zaffino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 32,460,049	$ 24,638,373	$ 24,617,936	$ 75,314,199	$ 21,905,220
PEO Actually Paid Compensation Amount			67,983,800	$ 33,931,497	$ 38,715,733	$ 90,844,101	52,445,392
Duperreault [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							13,969,537
PEO Actually Paid Compensation Amount							$ 45,269,700
PEO | Zaffino [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Zaffino [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,459,849)
PEO | Zaffino [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,983,600
PEO | Zaffino [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			20,941,570
PEO | Zaffino [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			32,134,363
PEO | Zaffino [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Zaffino [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			907,667
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,571,801)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,263,610
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,931,361
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,239,149
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			93,100
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0